Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Ball Advanced Aluminum Technologies Corp., Ball Asia Services Limited, Ball Beverage Can Americas Inc., Ball BP Holding Company, Ball Container LLC, Ball Corporation, Ball Glass Containers, Inc., Ball Holdings LLC, Ball Inc., Ball Metal Beverage Container Corp., Ball Metal Container Corporation, Ball Packaging, LLC, Ball Pan-European